Derivative Financial Instruments	12 Months Ended
Dec. 31, 2011
Derivative Financial Instruments [Abstract]
Derivative Financial Instruments
14.	Derivative Financial Instruments

The following tables summarize information regarding Nucor's derivative instruments (in thousands):

Fair Value of Derivative Instruments

		Fair Value at December 31,
	Balance Sheet Location	2011	2010

Asset derivatives not designated as hedging instruments:
Commodity contracts	Other current assets	$5,071	$—
Foreign exchange contracts	Other current assets	—	266

Total asset derivatives not designated as hedging instruments		$5,071	$266

Liability derivatives designated as hedging instruments:
Commodity contracts	Accrued expenses and other current liabilities	$(21,100)	$(8,900)
Commodity contracts	Deferred credits and other liabilities	—	(54,800)

Total liability derivatives designated as hedging instruments		(21,100)	(63,700)

Liability derivatives not designated as hedging instruments:
Commodity contracts	Accrued expenses and other current liabilities	—	(2,961)
Foreign exchange contracts	Accrued expenses and other current liabilities	(334)	—

Total liability derivatives not designated as hedging instruments		(334)	(2,961)

Total liability derivatives		$(21,434)	$(66,661)

The Effect of Derivative Instruments on the Consolidated Statements of Earnings

Derivatives Designated as Hedging Instruments

Derivatives in Cash Flow Hedging Relationships	Statement of Earnings Location	Amount of Gain or (Loss) Recognized in OCI on Derivative (Effective Portion)			Amount of Gain or (Loss) Reclassified from Accumulated OCI into Earnings (Effective Portion)			Amount of Gain or (Loss) Recognized in Earnings on Derivative (Ineffective Portion)
		2011	2010	2009	2011	2010	2009	2011	2010	2009

Commodity contracts	Cost of products sold	$(8,454)	$(29,957)	$(48,616)	$(37,093)	$(35,141)	$(40,543)	$600	$600	$(1,700)

Derivatives Not Designated as Hedging Instruments

		Amount of Gain or (Loss) Recognized in Earnings on
Derivatives Not Designated as Hedging Instruments	Statement of Earnings Location	Derivative
		2011	2010	2009

Commodity contracts	Cost of products sold	$11,757	$(1,417)	$(4,887)

Foreign exchange contracts	Cost of products sold	(665)	907	(3,050)

Total		$11,092	$(510)	$(7,937)

At December 31, 2011, natural gas swaps covering 3.6 million MMBTUs and foreign currency contracts with a notional value of $9.2 million were outstanding.

At December 31, 2011, $40.7 million of net deferred losses on cash flow hedges on natural gas forward purchase contracts included in accumulated other comprehensive income are expected to be reclassified into earnings, due to the settlement of forecasted transactions, during the next twelve months assuming no change in the forward commodity prices from December 31, 2011. As of December 31, 2011, Nucor is hedging a portion of its exposure to the variability of future cash flows for forecasted natural gas purchases over the next year.

Nucor has also entered into various natural gas purchase contracts, which effectively commit Nucor to the following purchases of natural gas to be used for production: $91.4 million in 2012; $38.6 million in 2013; $29.2 million in 2014; $28.3 million in 2015; $27.9 million in 2016; and $373.6 million between 2017 and 2028. These natural gas purchase contracts will primarily supply our direct reduced iron facility in Trinidad.

Nucor does not anticipate non-performance by the counterparties in any of these derivative instruments given their current credit ratings, and no material loss is expected from non-performance by any one of such counterparties.